Document And Entity Information	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Entity Registrant Name	Flat Rock Enhanced Income Fund
Document Type	N-CSRS
Amendment Flag	false
Entity Central Index Key	0001925779
Document Period End Date	Jun. 30, 2023